SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	2,493,281	$0.84	66.70	$74,862
Granted	2,528,897	-	-	-
Exercised	(1,386,122)	0.38	-	19,135
Cancelled	(418,135)	0.13	-	-
Outstanding at December 31, 2024	3,217,921	$0.47	86.65	$25,849

Exercisable at December 31, 2024	250,710	$6.07	2.19	$717

Vested and expected to vest at December 31, 2024	2,972,446	$0.52	85.61	$48,895

Schedule of option activity by price range
	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	2,967,211	93.78	$-	-	-	$-
2.87 –– 3.38	27,508	1.22	3.27	27,508	1.22	3.27
4.25 – 5.90	143,359	1.91	5.39	143,359	1.91	5.39
6.23 – 6.56	67,001	2.99	6.50	67,001	2.99	6.50
$12.02 – 21.35	12,842	3.27	17.34	12,842	3.27	17.34

	3,217,921	86.65	$0.47	250,710	2.19	$6.07

Schedule of stock-based compensation expense
	Year ended December 31,
	2024	2023	2022

Cost of revenue	$2,424	$942	$443
Research and development	5,797	3,559	2,327
Selling and marketing	9,592	8,345	5,963
General and administrative	9,399	5,194	4,583

Total	$27,212	$18,040	$13,316

Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock option activity
		Weighted average
	Number of Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	532,028	$-	87.53	$16,424
Granted	1,234,482	-	-	-
Exercised	(230,991)	-	-	4,222
Cancelled	(512,317)	-	-	-

Outstanding at December 31, 2024	1,023,202	$-	99.22	$8,667

Exercisable at December 31, 2024	-	-	-	-

Vested and expected to vest at December 31, 2024	1,276,340	$-	96.15	$19,477

Schedule of option activity by price range
	Outstanding			Exercisable
Range of exercise price	Number of RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	1,023,202	99.22	$-	-	-	$-